Fair Value Measurements - Assets Measured and Recognized on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	$ 55,279	$ 40,107
Other real estate owned and repossessed assets	12,409	21,721
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned and repossessed assets	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned and repossessed assets	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	55,279	40,107
Other real estate owned and repossessed assets	$ 12,409	$ 21,721